Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees, New Markets Tax Credits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2008
New Markets Tax Credit [Line Items]
Membership interest in U.S Bank New Markets Tax Credit Fund (in hundredths)			99.90%
Equity contributions to be made to the Fund	$ 285,500,000
Net tax benefits to be received from the Fund	303,800,000
Difference between equity contributions and total benefits received will be recognized over the life of the Fund as net tax benefits	$ 18,300,000
Period (in years) over which gross investment amortization expense is recognized	10 years
Remaining period (in years) of recognition of gross investment amortization expense	2 years
Successor [Member]
New Markets Tax Credit [Line Items]
Liability component contained in the net asset	$ 600,000
Tax benefits in excess of capital contributions	17,300,000
Tax benefits not utilized	$ 116,200,000
Predecessor [Member]
New Markets Tax Credit [Line Items]
Liability component contained in the net asset		$ 0